S000026520 [Member] Expense Example - Nuveen Global Equity Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 682
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	1,942
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	2,495
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,172